Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000255373 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000255373 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000255373 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000255373 | WEBS2840215CLS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255373 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255373 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000255373 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000255373 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255375 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000255375 | SWEEPUSDANZ
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000255375 | SWEEPUSDTOKYO
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000255375 | WEBSBDQYP67CLS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255375 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255375 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000255375 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000255375 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259001 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000259001 | 81369Y506
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000259001 | WEBS2402466WFB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259001 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259001 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000259001 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000259001 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258997 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258997 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000258997 | 81369Y100
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000258997 | WEBS2436841CLS
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000258997 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000258997 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000258997 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000258997 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000259003 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000259003 | 81369Y704
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000259003 | SWEEPUSDSumitomo, London
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000259003 | WEBS2502139CF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259003 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259003 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000259003 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000259003 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000258999 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000258999 | SWEEPUSDTOKYO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000258999 | 81369Y407
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000258999 | WEBS2424341CLS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258999 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258999 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000258999 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000258999 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259005 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000259005 | 81369Y308
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000259005 | WEBS2369389CF
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000259005 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259005 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000259005 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000259005 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000258998 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000258998 | 81369Y209
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000258998 | WEBS2371823CLS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000258998 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000258998 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000258998 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259002 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000259002 | 81369Y605
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000259002 | WEBS2364038CF
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000259002 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259002 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000259002 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000259002 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000259004 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000259004 | 81369Y803
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000259004 | WEBS2369709WFB
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000259004 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259004 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000259004 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000259004 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000259000 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259000 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000259000 | 81369Y852
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000259000 | WEBSBFXHC51CF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259000 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259000 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000259000 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000259000 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259007 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000259007 | 81369Y886
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000259007 | WEBS2371812WFB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259007 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259007 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000259007 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000259007 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259006 | 81369Y860
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000259006 | SWEEPUSDDNB
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000259006 | WEBSBYZ65Y9WFB
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000259006 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259006 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000259006 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000259006 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)